Annual Total Returns - FidelityDisciplinedEquityFund-RetailPRO - FidelityDisciplinedEquityFund-RetailPRO - Fidelity Disciplined Equity Fund - Fidelity Disciplined Equity Fund	Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	12.05%
Annual Return 2015	0.12%
Annual Return 2016	6.24%
Annual Return 2017	21.54%
Annual Return 2018	(10.06%)
Annual Return 2019	31.95%
Annual Return 2020	29.80%
Annual Return 2021	27.65%
Annual Return 2022	(28.04%)
Annual Return 2023	34.04%